Other Financial Assets - Summary of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables	₩ 3,494,717	₩ 3,107,397
Long-term loans and receivables	4,945,990	3,546,214
Loans for tuition
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	34,484	30,497
Short-term loans and receivables Allowance for doubtful accounts	(5,156)	0
Short-term loans and receivables Present value discount	(1,084)	(1,007)
Short-term loans and receivables	28,244	29,490
Long-term loans and receivables Face value	364,685	419,684
Long-term loans and receivables Allowance for doubtful accounts	(4,888)	(24,745)
Long-term loans and receivables Present value discount	(35,888)	(35,468)
Long-term loans and receivables	323,909	359,471
Loans for housing
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	43,171	35,560
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	43,171	35,560
Long-term loans and receivables Face value	266,208	301,840
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	266,208	301,840
Loans for related parties
Loans And Leases Receivables Disclosure [Line Items]
Long-term loans and receivables Face value	260,227	222,014
Long-term loans and receivables Allowance for doubtful accounts	(61,950)	(43,640)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	198,277	178,374
Other loans
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	37,506	73,121
Short-term loans and receivables Allowance for doubtful accounts	0	(10)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	37,506	73,111
Long-term loans and receivables Face value	10,833	22,883
Long-term loans and receivables Allowance for doubtful accounts	0	(12,398)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	10,833	10,485
Loans
Loans And Leases Receivables Disclosure [Line Items]
Short-term loans and receivables Face value	115,161	139,178
Short-term loans and receivables Allowance for doubtful accounts	(5,156)	(10)
Short-term loans and receivables Present value discount	(1,084)	(1,007)
Short-term loans and receivables	108,921	138,161
Long-term loans and receivables Face value	901,953	966,421
Long-term loans and receivables Allowance for doubtful accounts	(66,838)	(80,783)
Long-term loans and receivables Present value discount	(35,888)	(35,468)
Long-term loans and receivables	799,227	850,170
Loans and receivables Face value	1,017,114	1,105,599
Loans and receivables Allowance for doubtful accounts	(71,994)	(80,793)
Loans and receivables Present value discount	(36,972)	(36,475)
Loans and receivables	₩ 908,148	₩ 988,331